Accounts receivable, net (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable, Current	¥ 252,905	¥ 100,040	¥ 46,441	¥ 37,699